AB Global Real Estate Investment Fund

Portfolio of Investments

February 28, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Real Estate – 95.1%
Residential REITs – 14.3%
American Homes 4 Rent - Class A	34,680	$1,075,773
Equity LifeStyle Properties, Inc.(a)	11,060	757,721
Equity Residential	27,320	1,708,046
Essex Property Trust, Inc.	6,230	1,420,814
Invitation Homes, Inc.	25,360	792,754
Kenedix Residential Next Investment Corp.	166	250,749
Killam Apartment Real Estate Investment Trust	60,470	814,096
Sun Communities, Inc.	10,643	1,523,439
UDR, Inc.	29,840	1,278,345
UNITE Group PLC (The)	32,760	386,713

		10,008,450

Diversified Real Estate Activities – 6.7%
City Developments Ltd.	70,300	402,141
Daito Trust Construction Co., Ltd.	2,200	207,237
Mitsui Fudosan Co., Ltd.	116,300	2,216,519
Sun Hung Kai Properties Ltd.	114,000	1,557,971
Tokyu Fudosan Holdings Corp.	58,300	281,623

		4,665,491

Diversified REITs – 5.7%
Alexander & Baldwin, Inc.	20,750	387,403
Armada Hoffler Properties, Inc.	62,370	799,583
Charter Hall Long Wale REIT	132,180	407,825
Essential Properties Realty Trust, Inc.	33,640	866,566
ICADE	11,010	550,811
Merlin Properties Socimi SA	60,260	573,348
United Urban Investment Corp.	398	439,610

		4,025,146

Health Care REITs – 5.7%
Cofinimmo SA(a)	3,330	306,865
Medical Properties Trust, Inc.	65,500	674,650
Physicians Realty Trust	16,680	247,364
Ventas, Inc.	30,540	1,485,771
Welltower, Inc.	17,380	1,288,206

		4,002,856

Hotel & Resort REITs – 2.8%
Invincible Investment Corp.	2,053	827,385
Park Hotels & Resorts, Inc.	43,640	600,050
RLJ Lodging Trust	45,250	513,135

		1,940,570

Industrial REITs – 16.9%
Americold Realty Trust, Inc.	31,494	925,924
CapitaLand Ascendas REIT	213,900	439,321
Centuria Industrial REIT	207,150	459,324
Dream Industrial Real Estate Investment Trust	72,217	780,653
GLP J-Reit	226	237,321
Mapletree Logistics Trust	296,601	371,633
Mitsui Fudosan Logistics Park, Inc.	109	363,383
Plymouth Industrial REIT, Inc.	17,493	378,374
Prologis, Inc.	38,017	4,691,298

Company	Shares	U.S. $ Value

Rexford Industrial Realty, Inc.	15,190	$918,387
Segro PLC	121,676	1,201,804
STAG Industrial, Inc.	30,370	1,021,647

		11,789,069

Office REITs – 4.4%
Alexandria Real Estate Equities, Inc.	2,370	354,978
City Office REIT, Inc.	55,220	467,161
Cousins Properties, Inc.	30,955	758,088
Daiwa Office Investment Corp.	156	700,933
Derwent London PLC	14,350	448,468
Kenedix Office Investment Corp. - Class A	160	375,416

		3,105,044

Specialized REITs – 16.1%
CubeSmart	27,420	1,288,466
Digital Realty Trust, Inc.	4,940	514,896
Equinix, Inc.	4,970	3,420,702
National Storage Affiliates Trust	19,500	824,850
Public Storage	9,110	2,723,434
Safestore Holdings PLC	50,780	616,863
VICI Properties, Inc.	54,930	1,841,803

		11,231,014

Real Estate Development – 1.0%
CK Asset Holdings Ltd.	76,000	476,675
Instone Real Estate Group SE(b) (c)	20,745	194,715

		671,390

Real Estate Operating Companies – 6.5%
Azrieli Group Ltd.	3,580	200,913
CA Immobilien Anlagen AG	13,841	394,712
Capitaland Investment Ltd./Singapore	131,600	362,952
CTP NV(b)	43,549	599,390
Hongkong Land Holdings Ltd.	36,900	168,801
Hulic Co., Ltd.	41,800	332,675
Shurgard Self Storage SA	6,960	340,842
TAG Immobilien AG	23,841	189,593
Vonovia SE	43,794	1,101,379
Wihlborgs Fastigheter AB	102,080	849,550

		4,540,807

Real Estate Services – 0.4%
Unibail-Rodamco-Westfield(a)	4,820	305,581

Retail REITs – 14.6%
AEON REIT Investment Corp.	433	473,183
Brixmor Property Group, Inc.	37,830	856,471
CapitaLand Integrated Commercial Trust	481,960	693,300
Crombie Real Estate Investment Trust	28,850	341,464
Frasers Centrepoint Trust	133,800	223,354
Japan Metropolitan Fund Invest	378	283,788
Kite Realty Group Trust	34,490	749,123
Link REIT	130,125	856,416
Mercialys SA	26,150	290,556
NETSTREIT Corp.	36,733	741,639
Phillips Edison & Co., Inc.	25,040	853,613
Realty Income Corp.	11,360	726,472

Company		Shares		U.S. $ Value

Region Re Ltd.		142,960		$244,610
Simon Property Group, Inc.		7,408		904,443
SITE Centers Corp.		67,640		904,347
Spirit Realty Capital, Inc.		22,110		910,490
Waypoint REIT Ltd.		94,520		173,180

				10,226,449

				66,511,867

Transportation – 1.3%
Highways & Railtracks – 1.3%
Transurban Group		91,252		868,329

Telecommunication Services – 1.0%
Integrated Telecommunication Services – 1.0%
Cellnex Telecom SA(b)		7,980		299,400
Infrastrutture Wireless Italiane SpA(b)		35,580		391,596

				690,996

Utilities – 0.6%
Gas Utilities – 0.6%
APA Group		61,700		444,534

Consumer Services – 0.6%
Hotels, Resorts & Cruise Lines – 0.6%
Hyatt Hotels Corp. - Class A(a)		3,750		435,900

Consumer Durables & Apparel – 0.6%
Homebuilding – 0.6%
PulteGroup, Inc.		7,500		410,025

Materials – 0.4%
Construction Materials – 0.4%
GCC SAB de CV		35,610		281,042

Total Common Stocks (cost $63,587,622)				69,642,693

RIGHTS – 0.1%
Real Estate – 0.1%
Retail REITs – 0.1%
Link REIT(a) (d) (cost $0)		26,025		24,535

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(e) (f) (g) (cost $224,484)		224,484		224,484

	Principal Amount (000)

Time Deposits – 0.1%
ANZ Bank, Hong Kong 1.99%, 03/01/2023	AUD	43		28,705
BBH, Grand Cayman 0.15%, 03/01/2023	CHF	5		5,129
1.60%, 03/01/2023	NOK	25		2,432
1.76%, 03/01/2023	SEK	0	*	17

	Principal Amount (000)		U.S. $ Value

2.85%, 03/01/2023	NZD	9	$5,475
3.33%, 03/01/2023	CAD	17	12,557
Citibank, London 1.53%, 03/01/2023	EUR	7	7,368
Hong Kong & Shanghai Bank, Hong Kong 0.54%, 03/01/2023	HKD	58	7,341
Hong Kong & Shanghai Bank, Singapore 2.20%, 03/01/2023	SGD	9	6,991
SEB, Stockholm 2.92%, 03/01/2023	GBP	6	7,433
Sumitomo, Tokyo (0.52)%, 03/01/2023	JPY	346	2,541

Total Time Deposits (cost $85,989)			85,989

Total Short-Term Investments (cost $310,473)			310,473

Total Investments – 100.1% (cost $63,898,095)(h)			69,977,701
Other assets less liabilities – (0.1)%			(35,524)

Net Assets – 100.0%			$69,942,177

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	EUR	1,689	USD	1,798	05/11/2023	$3,851
Brown Brothers Harriman & Co.	CHF	200	USD	219	03/01/2023	6,184
Brown Brothers Harriman & Co.	SGD	299	USD	222	03/02/2023	690
Brown Brothers Harriman & Co.	USD	221	SGD	299	03/02/2023	666
Brown Brothers Harriman & Co.	MXN	5,001	USD	264	03/16/2023	(8,830)
Brown Brothers Harriman & Co.	GBP	156	USD	191	03/24/2023	3,124
Brown Brothers Harriman & Co.	CAD	253	USD	187	03/30/2023	1,305
Brown Brothers Harriman & Co.	USD	361	CAD	483	03/30/2023	(7,030)
Brown Brothers Harriman & Co.	USD	249	AUD	349	04/13/2023	(13,328)
Brown Brothers Harriman & Co.	USD	363	NZD	562	04/20/2023	(15,826)
Brown Brothers Harriman & Co.	USD	227	NOK	2,260	04/21/2023	(9,037)
Brown Brothers Harriman & Co.	USD	413	SEK	4,283	04/21/2023	(2,495)
Brown Brothers Harriman & Co.	USD	259	JPY	33,666	04/28/2023	(10,019)
Brown Brothers Harriman & Co.	USD	428	CHF	397	05/24/2023	(2,168)
Morgan Stanley & Co. LLC	USD	645	CHF	597	03/01/2023	(11,487)

						$(64,400)

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2023, the aggregate market value of these securities amounted to $1,485,101 or 2.1% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Fair valued by the Adviser.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Affiliated investments.
(h)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,061,331 and gross unrealized depreciation of investments was $(5,046,125), resulting in net unrealized appreciation of $6,015,206.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

February 28, 2023 (unaudited)

61.9%	United States
10.0%	Japan
4.4%	Hong Kong
3.8%	United Kingdom
3.7%	Australia
3.6%	Singapore
2.8%	Canada
2.1%	Germany
1.6%	France
1.2%	Sweden
1.2%	Spain
0.9%	Belgium
0.9%	Netherlands
1.5%	Other
0.4%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Austria, Israel and Italy.

AB Global Real Estate Investment Fund

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Real Estate	$43,998,209	$22,513,658		$-0-	$66,511,867
Transportation	-0-	868,329		-0-	868,329
Telecommunication Services	-0-	690,996		-0-	690,996
Utilities	-0-	444,534		-0-	444,534
Consumer Services	435,900	-0-		-0-	435,900
Consumer Durables & Apparel	410,025	-0-		-0-	410,025
Materials	281,042	-0-		-0-	281,042
Rights	-0-	-0-		24,535	24,535
Short-Term Investments:
Investment Companies	224,484	-0-		-0-	224,484
Time Deposits	-0-	85,989		-0-	85,989

Total Investments in Securities	45,349,660	24,603,506	†	24,535	69,977,701
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	15,820		-0-	15,820
Liabilities
Forward Currency Exchange Contracts	-0-	(80,220)		-0-	(80,220)

Total	$45,349,660	$24,539,106		$24,535	$69,913,301

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2023 is as follows:

Fund	Market Value 11/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$319	$3,405	$3,500	$224	$1